Note 27 - Subsequent Events (Details)	12 Months Ended			0 Months Ended						0 Months Ended				0 Months Ended						0 Months Ended		12 Months Ended	0 Months Ended	4 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended	4 Months Ended		4 Months Ended	1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 26, 2015 Subsequent Event [Member] If Common Stock is Traded on NASDAQ, NYSE MKT or NYSE [Member]	Feb. 04, 2015 Subsequent Event [Member] Vessel Katerina L [Member] Maximum [Member]	Feb. 04, 2015 Subsequent Event [Member] Vessel Katerina L [Member]	Feb. 24, 2015 Subsequent Event [Member] Newlead Markela [Member]	Jan. 15, 2015 Subsequent Event [Member] Sofia [Member] Natixis [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Sofia [Member] Natixis [Member] USD ($)	Feb. 20, 2015 Subsequent Event [Member] Nikolas Vessel [Member] Natixis [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Nikolas Vessel [Member] Natixis [Member] USD ($)	Feb. 20, 2015 Subsequent Event [Member] Nikolas Vessel [Member] Natixis [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Nikolas Vessel [Member] Natixis [Member] USD ($)	Feb. 20, 2015 Subsequent Event [Member] Nepheli [Member] Natixis [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Nepheli [Member] Natixis [Member] USD ($)	Feb. 20, 2015 Subsequent Event [Member] Nepheli [Member] Natixis [Member] USD ($)	Jan. 15, 2015 Subsequent Event [Member] Nepheli [Member] Natixis [Member] USD ($)	Apr. 20, 2015 Subsequent Event [Member] Toledo Advisors [Member] Convertible 8% Note [Member] USD ($)	Apr. 04, 2014 Subsequent Event [Member] F&S Capital Partners Ltd. [Member] Convertible 8% Note [Member] USD ($)	Jul. 07, 2015 Subsequent Event [Member] Terra Norma and Terra Stabile [Member] EUR (€)	Jan. 07, 2015 Subsequent Event [Member] Terra Stabile [Member] USD ($)	Dec. 31, 2014 Subsequent Event [Member] Terra Stabile [Member] EUR (€)	Jan. 14, 2015 Subsequent Event [Member] Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member] USD ($)	May 13, 2015 Subsequent Event [Member] Acquisition of Three Oil Tanker/Asphalt Carriers Vessels [Member]	May 13, 2015 Subsequent Event [Member] Convertible 8% Note [Member] USD ($)	Apr. 30, 2015 Subsequent Event [Member] Convertible 8% Note [Member] USD ($)	Feb. 26, 2015 Subsequent Event [Member] Senior Secured Convertible Redeemable Debentures [Member]	Feb. 26, 2015 Subsequent Event [Member] Senior Secured Convertible Redeemable Debentures [Member] USD ($)	Feb. 26, 2015 Subsequent Event [Member] Senior Secured Convertible Redeemable Debenture 1 [Member]	Feb. 26, 2015 Subsequent Event [Member] Senior Secured Convertible Redeemable Debenture 2 [Member]	Feb. 26, 2015 Subsequent Event [Member] Senior Secured Convertible Redeemable Debenture 3 [Member]	Mar. 02, 2015 Subsequent Event [Member] Unsecured Convertible Note [Member] USD ($)	Feb. 26, 2015 Subsequent Event [Member] USD ($)	May 13, 2015 Subsequent Event [Member]	Feb. 26, 2015 Subsequent Event [Member]	May 13, 2015 Toledo Advisors [Member] Convertible 8% Note [Member]	Dec. 31, 2014 Convertible 8% Note [Member]	Dec. 31, 2013 Convertible 8% Note [Member] USD ($)	Jan. 01, 2014 Convertible 8% Note [Member] USD ($)
Note 27 - Subsequent Events (Details) [Line Items]
Stock Issued For Repayment of True-up Mechanism and Conversion of Convertible Notes, Shares (in Shares)																																		84,201,648
Stock Issued During Period, Shares, Acquisitions (in Shares)																								15,902,150
Stock Issued During Period, Cancelled (in Shares)																																		10,934
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	89,426,125																																			16,122,606
Number of Lease Agreements																				2
Operating Leases, Rent Expense, Monthly Rate																				€ 1,500	$ 17,131	€ 30,267
Number of Consecutive Voyages					16	10	11
Contract of Affreightment, Minimum Tons						3,100	64,000
Contract of Affreightment, Period For Voyages						10 months	12 months
Business Combination, Consideration Transferred, Liabilities Incurred																							1,680,000
Proceeds from Convertible Debt																									150								4,250,000
Debt Instrument, Convertible, Conversion Price, Percentage				95.00%																													85.00%				65.00%	65.00%
Debt Instrument, Interest Rate, Stated Percentage																										8.00%						2.00%			10.50%		8.00%	8.00%
Debt Instrument, Number																											3
Debt Instrument, Face Amount	21,267,000	64,880,000	62,500,000															100,000	1,010,000							500,000		1,800,000				150,000						1,470,000	7,736,000
Debt Instrument, Term																													12 months	18 months	24 years
Debt Instrument, Periodic Payment								23,000		35,000	31,000			25,000	21,000
Debt Instrument, Periodic Payment Terms, Final Installment								3,327,000		4,490,000	4,767,000			3,072,000	3,253,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									2,439,000			3,263,000	3,545,000			2,265,000	2,425,000
Debt Instrument, Deferred Installments								865,000		1,192,000	1,191,000			807,000	807,000
Debt Instrument, Number of Installments															16
Loans Payable, Current	$ 64,338,000	$ 60,306,000										$ 295,000				$ 205,000